S-K 1602(c) Dilution	Jun. 30, 2026 USD ($) $ / shares shares
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
With Over- Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	7.36
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.35
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.65
Net Tangible Book Value | $	$ (33,192)
Net Tangible Book Value, Adjusted | $	$ 116,867,313
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares)	3,833,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares)	15,895,833
With Over- Allotment [Member] | No Redemption [Member] | Overallotment Liability [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $
With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	6.77
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.76
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.24
Net Tangible Book Value | $	$ (33,192)
Net Tangible Book Value, Adjusted | $	$ 87,973,563
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares)	3,833,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares)	13,020,833
With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $
With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	5.83
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.82
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.18
Net Tangible Book Value | $	$ (33,192)
Net Tangible Book Value, Adjusted | $	$ 59,079,813
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares)	3,833,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares)	10,145,833
With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $
With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	4.16
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.15
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.85
Net Tangible Book Value | $	$ (33,192)
Net Tangible Book Value, Adjusted | $	$ 30,186,063
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares)	3,833,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares)	7,270,833
With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $
With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	0.3
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.29
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 9.71
Net Tangible Book Value | $	$ (33,192)
Net Tangible Book Value, Adjusted | $	$ 1,292,313
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares)	3,833,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares)	4,395,833
With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $
Without Over- Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	7.35
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.34
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.66
Net Tangible Book Value | $	$ (33,192)
Net Tangible Book Value, Adjusted | $	$ 101,713,413
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares)	3,833,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares)	13,858,333
Without Over- Allotment [Member] | No Redemption [Member] | Overallotment Liability [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	$ (78,900)
Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	6.75
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.74
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.26
Net Tangible Book Value | $	$ (33,192)
Net Tangible Book Value, Adjusted | $	$ 76,588,413
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares)	3,833,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares)	11,358,333
Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	$ (78,900)
Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	5.82
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.81
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.19
Net Tangible Book Value | $	$ (33,192)
Net Tangible Book Value, Adjusted | $	$ 51,463,413
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares)	3,833,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares)	8,858,333
Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	$ (78,900)
Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	4.15
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.14
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.86
Net Tangible Book Value | $	$ (33,192)
Net Tangible Book Value, Adjusted | $	$ 26,338,413
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares)	3,833,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares)	6,358,333
Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	$ (78,900)
Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	0.32
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.31
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 9.69
Net Tangible Book Value | $	$ (33,192)
Net Tangible Book Value, Adjusted | $	$ 1,213,413
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares)	3,833,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares)	3,858,333
Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	$ (78,900)
Net proceeds from this offering and sale of the private units [Member] | With Over- Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Proceeds from Offering | $	116,325,000	[1]
Net proceeds from this offering and sale of the private units [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Proceeds from Offering | $	116,325,000	[1]
Net proceeds from this offering and sale of the private units [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Proceeds from Offering | $	116,325,000	[1]
Net proceeds from this offering and sale of the private units [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Proceeds from Offering | $	116,325,000	[1]
Net proceeds from this offering and sale of the private units [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Proceeds from Offering | $	116,325,000	[1]
Net proceeds from this offering and sale of the private units [Member] | Without Over- Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Proceeds from Offering | $	101,250,000	[1]
Net proceeds from this offering and sale of the private units [Member] | Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Proceeds from Offering | $	101,250,000	[1]
Net proceeds from this offering and sale of the private units [Member] | Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Proceeds from Offering | $	101,250,000	[1]
Net proceeds from this offering and sale of the private units [Member] | Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Proceeds from Offering | $	101,250,000	[1]
Net proceeds from this offering and sale of the private units [Member] | Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Proceeds from Offering | $	101,250,000	[1]
Offering costs paid in advance, excluded from tangible book value before this offering [Member] | With Over- Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	575,505
Offering costs paid in advance, excluded from tangible book value before this offering [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	575,505
Offering costs paid in advance, excluded from tangible book value before this offering [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	575,505
Offering costs paid in advance, excluded from tangible book value before this offering [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	575,505
Offering costs paid in advance, excluded from tangible book value before this offering [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	575,505
Offering costs paid in advance, excluded from tangible book value before this offering [Member] | Without Over- Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	575,505
Offering costs paid in advance, excluded from tangible book value before this offering [Member] | Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	575,505
Offering costs paid in advance, excluded from tangible book value before this offering [Member] | Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	575,505
Offering costs paid in advance, excluded from tangible book value before this offering [Member] | Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	575,505
Offering costs paid in advance, excluded from tangible book value before this offering [Member] | Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	575,505
Amounts paid for redemptions [Member] | With Over- Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $		[2]
Amounts paid for redemptions [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(28,893,750)	[2]
Amounts paid for redemptions [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(57,787,500)	[2]
Amounts paid for redemptions [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(86,681,250)	[2]
Amounts paid for redemptions [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(115,575,000)	[2]
Amounts paid for redemptions [Member] | Without Over- Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $		[2]
Amounts paid for redemptions [Member] | Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(25,125,000)	[2]
Amounts paid for redemptions [Member] | Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(50,250,000)	[2]
Amounts paid for redemptions [Member] | Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(75,375,000)	[2]
Amounts paid for redemptions [Member] | Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	$ (100,500,000)	[2]
Ordinary shares forfeited if over-allotment is not exercised [Member] | With Over- Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares)
Ordinary shares forfeited if over-allotment is not exercised [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares)
Ordinary shares forfeited if over-allotment is not exercised [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares)
Ordinary shares forfeited if over-allotment is not exercised [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares)
Ordinary shares forfeited if over-allotment is not exercised [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Without Over- Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares)	(500,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares)	(500,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares)	(500,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares)	(500,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares)	(500,000)
EBC founder shares [Member] | With Over- Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares)	125,000
EBC founder shares [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares)	125,000
EBC founder shares [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares)	125,000
EBC founder shares [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares)	125,000
EBC founder shares [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares)	125,000
EBC founder shares [Member] | Without Over- Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares)	125,000
EBC founder shares [Member] | Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares)	125,000
EBC founder shares [Member] | Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares)	125,000
EBC founder shares [Member] | Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares)	125,000
EBC founder shares [Member] | Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares)	125,000
Ordinary shares offered [Member] | With Over- Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares)	11,500,000
Ordinary shares offered [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares)	11,500,000
Ordinary shares offered [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares)	11,500,000
Ordinary shares offered [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares)	11,500,000
Ordinary shares offered [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares)	11,500,000
Ordinary shares offered [Member] | Without Over- Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares)	10,000,000
Ordinary shares offered [Member] | Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares)	10,000,000
Ordinary shares offered [Member] | Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares)	10,000,000
Ordinary shares offered [Member] | Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares)	10,000,000
Ordinary shares offered [Member] | Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares)	10,000,000
Private units [Member] | With Over- Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares)	437,500
Private units [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares)	437,500
Private units [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares)	437,500
Private units [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares)	437,500
Private units [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares)	437,500
Private units [Member] | Without Over- Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares)	400,000
Private units [Member] | Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares)	400,000
Private units [Member] | Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares)	400,000
Private units [Member] | Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares)	400,000
Private units [Member] | Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares)	400,000
Ordinary shares redeemed [Member] | With Over- Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares)
Ordinary shares redeemed [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares)	(2,875,000)
Ordinary shares redeemed [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares)	(5,750,000)
Ordinary shares redeemed [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares)	(8,625,000)
Ordinary shares redeemed [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares)	(11,500,000)
Ordinary shares redeemed [Member] | Without Over- Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares)
Ordinary shares redeemed [Member] | Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares)	(2,500,000)
Ordinary shares redeemed [Member] | Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares)	(5,000,000)
Ordinary shares redeemed [Member] | Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares)	(7,500,000)
Ordinary shares redeemed [Member] | Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares)	(10,000,000)

[1]	Expenses applied against gross proceeds include offering expenses of approximately $750,000 and underwriting commissions of $0.20 per unit, equal to 2.0% of the gross proceeds of this offering, or $2,000,000 in the aggregate (or up to $2,300,000 to the extent the underwriters’ over-allotment option is exercised in full), payable to the underwriters upon the closing of this offering. See “Use of Proceeds.”
[2]	If we seek shareholder approval of our business combination and we do not conduct redemptions in connection with our business combination pursuant to the tender offer rules, our initial shareholders or their affiliates may purchase shares in privately negotiated transactions or in the open market either prior to or following the completion of our business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases of our Securities.”